EARNINGS PER SHARE ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator for EPS:
Net Income (loss)	$ 11,167	$ 4,672	$ (1,562)
Denominator for EPS:
Weighted average shares outstanding - basic	10,363,978	8,961,689	8,911,546
Dilutive shares	851,849	122,333	0
Weighted average shares outstanding - diluted	11,215,827	9,084,022	8,911,546
EPS:
Basic	$ 1.08	$ 0.52	$ (0.175)
Diluted	$ 1	$ 0.51	$ (0.175)
Anti-dilutive options excluded from calculation of diluted income (loss) per share			675,000